Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation
The consolidated financial statements include the accounts of Farmers and Merchants Bancshares, Inc. and its wholly owned subsidiaries, Farmers and Merchants Bank (the “Bank”), and Series Protected Cell FCB-4 (the “Insurance Subsidiary”), and one indirect subsidiary, Reliable Community Financial Services, Inc. (collectively the “Company”, “we”, “us”, or “our”). The Insurance Subsidiary is a series investment, 100% owned by the Company, in First Community Bankers Insurance Co., LLC, a Tennessee “series” limited liability company and licensed property and casualty insurance company. Intercompany balances and transactions have been eliminated. Farmers and Merchants Bancshares, Inc. was formed effective November 1, 2016 and the Insurance Subsidiary was formed effective November 7, 2016. Results prior to November 1, 2016 are solely attributable to Farmers and Merchants Bank and its subsidiary Reliable Community Financial Services, Inc.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications have been made to the 2015 financial statements to conform to the current year presentation. These reclassifications had no effect on net income.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, money market funds, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive income Comprehensive income includes net income and the unrealized gains or losses on investment securities available for sale, net of income taxes.

Investment, Policy [Policy Text Block]
Investment securities
As securities are purchased, management determines if the securities should be classified as held to maturity or available for sale. Securities which management has the intent and ability to hold to maturity are recorded at amortized cost, which is cost adjusted for amortization of premiums and accretion of discounts to maturity. Securities held to meet liquidity needs or which may be sold before maturity are classified as available for sale and carried at fair value with unrealized gains and losses included in stockholders' equity on an after-tax basis. Gains and losses on disposal are determined using the specific-identification method. The Company amortizes premiums and accretes discounts using the interest method.

Federal Home Loan Bank, Stock [Policy Text Block]
Federal Home Loan Bank stock
As a member of the Federal Home Loan Bank, the Bank is required to purchase stock based on its total assets. Additional stock is purchased and redeemed based on the outstanding Federal Home Loan Bank advances to the Bank. The stock is recorded at cost on the balance sheet.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Loans and allowance for loan losses
Loans are stated at the current amount of unpaid principal, adjusted for deferred origination costs, deferred origination fees, and the allowance for loan losses. Interest on loans is accrued based on the principal amounts outstanding. Origination fees and costs are amortized to income over the terms of loans.

Past due status is based on the contractual terms of the loan. Management may make an exception to reporting a loan as past due, if the past due status is solely due to the loan being past maturity, the Company intends to extend the loan, and the borrower is making principal and interest payments in accordance with the terms of the matured note. The accrual of interest is discontinued when any portion of the principal or interest is 90 days past due and collateral is insufficient to discharge the debt in full. If collection of principal is evaluated as doubtful, all payments are applied to principal. Loans are considered impaired when, based on current information, management considers it unlikely that the collection of principal and interest payments will be made according to contractual terms. Generally, loans are not reviewed for impairment until the accrual of interest has been discontinued or are included on the watch list.

The allowance for loan losses represents an amount which, in management’s judgment, will be adequate to absorb probable losses on existing loans and other extensions of credit that may become uncollectible. The Company’s allowance for loan losses consists of three elements: (i) specific valuation allowances determined based on probable losses on specific loans; (ii) historical valuation allowances determined based on historical loan loss experience for similar loans with similar characteristics; and (iii) adjustments to the historical valuation allowances based on general economic conditions and other qualitative risk factors both internal and external to the Company.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Management maintains a watch list of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor's ability to repay; (ii) the underlying collateral, if any; (iii) the economic environment; and (iv) for commercial borrowers, the industry in which the borrower operates. Specific valuation allowances are determined when the collateral value, if the loan is collateral dependent, or the discounted cash flows of the impaired loan is lower than the carrying value.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool over the prior eight to twenty quarters. As of December 31, 2016 and 2015, management used a twenty quarter period for the historical loss ratio. The historical loss ratios are updated quarterly based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool.

Adjustments to the historical valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such adjustments are determined by evaluating, among other things: (i) the impact of economic conditions on the portfolio; (ii) changes in asset quality, including delinquency trends; (iii) the impact of changing interest rates on portfolio risk; (iv) changes in legislative and regulatory policy; (v) the composition and concentrations of credit; and (vi) the effectiveness of the internal loan review function. Management evaluates these qualitative factors on a quarterly basis. Each factor could result in an adjustment that is positive, negative, or no impact.

Loan losses are charged to the allowance when management believes that collection is unlikely. Collections of loans previously charged off are added to the allowance at the time of recovery.

Loans and Leases Receivable, Mortgage Banking Activities, Policy [Policy Text Block]
Mortgage loans held for sale and mortgage banking income
Mortgage loans held for sale are carried at the lower of aggregate cost or fair value based on the current fair value of each outstanding loan. Sales of loans are recorded when the proceeds are received, with any gain or loss recorded in mortgage banking income.

The Company sells its mortgage loans to third party investors servicing released. Upon sale and delivery, loans are legally isolated from the Company and the Company has no ability to restrict or constrain the ability of third party investors to pledge or exchange the mortgage loans. The Company does not have the entitlement or ability to repurchase the mortgage loans or unilaterally cause third party investors to put the mortgage loans back to the Company.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and equipment
Premises and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation on buildings and equipment is computed over the estimated useful lives of the assets using the straight-line method. Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful lives of the asset, whichever is shorter.

Real Estate, Policy [Policy Text Block]
Other real estate owned
Real estate acquired through foreclosure or by deed in lieu of foreclosure is recorded at the lower of cost or fair value less estimated costs to sell on the date acquired. Losses incurred at the time of acquisition of the property are charged to the allowance for loan losses. Subsequent reductions in the estimated value of the property are included with any gains or losses on sale in noninterest income.

Income Tax, Policy [Policy Text Block]
Income taxes
The provision for income taxes includes income taxes payable for the current year and deferred income taxes. Deferred tax assets and liabilities are determined based on the difference between the financial statement bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Earnings Per Share, Policy [Policy Text Block]
Per share data
Earnings per share are determined by dividing net income by the weighted average number of shares of common stock outstanding, giving retroactive effect to any stock dividends. Weighted average shares were 1,652,014 and 1,633,897 for 2016 and 2015, respectively. There are no potentially dilutive shares outstanding.

Subsequent Events, Policy [Policy Text Block]
Subsequent events
The Company has evaluated events and transactions occurring subsequent to the statement of financial condition date of December 31, 2016 for items that should potentially be recognized or disclosed in these financial statements as prescribed by ASC Topic 855, Subsequent Events.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” This update is intended to provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management is required under the new guidance to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued when preparing the financial statements for each interim and annual reporting period. If conditions or events are identified, the ASU specifies the process that must be followed by management and also clarifies the timing and content of going concern footnote disclosures in order to reduce diversity in practice. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2016. Early adoption is permitted. The Company does not expect the adoption of ASU 2014-15 to have a material impact on its financial statements.

In December 2014, the FASB issued ASU No. 2014-18, “Business Combinations (Topic 805): Accounting for Identifiable Assets in a Business Combination.” The amendments in ASU 2014-18 allow a private company that elects this accounting alternative to recognize or otherwise consider the fair value of intangible assets as a result of any in-scope transactions should no longer recognize separately from goodwill: (i) customer-related intangible assets unless they are capable of being sold or licensed independently from the other assets of the business, and (ii) noncompetition agreements. An entity that elects the accounting alternative in ASU 2014-18 must adopt the private company alternative to amortize goodwill as described in ASU No. 2014-02, Intangibles—Goodwill and Other (Topic 350): Accounting for Goodwill. However, an entity that elects the accounting alternative in Update 2014-02 is not required to adopt the amendments in this ASU. The decision to adopt the accounting alternative in ASU 2014-18 must be made upon the occurrence of the first transaction within the scope of this accounting alternative (transaction) in fiscal years beginning after December 15, 2015, and the effective date of adoption depends on the timing of that first transaction. If the first transaction occurs in fiscal years beginning after December 15, 2015, the elective adoption will be effective for that fiscal year’s annual financial reporting and all interim and annual periods thereafter. If the first transaction occurs in fiscal years beginning after December 15, 2016, the elective adoption will be effective in the interim period that includes the date of that first transaction and subsequent interim and annual periods thereafter. Early adoption is permitted for any interim and annual financial statements that have not yet been made available for issuance. The Company does not expect the adoption of ASU 2014-18 to have a material impact on its financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis.” The amendments in this ASU are intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions). In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Statements Codification and improves current GAAP by placing more emphasis on risk of loss when determining a controlling financial interest, reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (CIE), and changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The amendments in the ASU are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. ASU 2015-02 may be applied retrospectively in previously issued financial statements for one or more years with a cumulative-effect adjustment to retained earnings as of the beginning of the first year restated. The Company does not expect the adoption of ASU 2015-02 to have a material impact on its financial statements.

In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date.” The amendments in ASU 2015-14 defer the effective date of 2014-09 for all entities by one year. Entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Entities may apply the guidance in ASU 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, including interim reporting periods within that reporting period. Entities also may apply the guidance in ASU 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, and interim reporting periods within annual reporting periods beginning one year after the annual reporting period in which the entity first applies the guidance in ASU 2014-09. The Company does not expect the adoption of ASU 2015-14 (or ASU 2014-09) to have a material impact on its financial statements.

In September 2015, the FASB issued ASU 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.” The amendments in ASU 2015-16 require that an acquirer recognize adjustments to estimated amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the estimated amounts, calculated as if the accounting had been completed at the acquisition date. The amendments also require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the estimated amounts had been recognized as of the acquisition date. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. The amendments should be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued. The Company does not expect the adoption of ASU 2015-16 to have a material impact on its financial statements.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in ASU 2016-01, among other things: (i) requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (ii) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables); and (iii) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost. The amendments within this ASU are effective for fiscal years beginning after December 15, 2018, and for interim periods within fiscal years beginning after December 15, 2019. The new guidance permits early adoption of the provision that exempts private companies and not-for-profit organizations from having to disclose at fair value information about financial instruments measured at amortized cost. The Company is currently assessing the impact that ASU 2016-01 will have on its financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 841).” Among other things, in the amendments in ASU 2016-02, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue for Contracts with Customers. The amendments in this ASU are effective fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is currently assessing the impact that ASU 2016-02 will have on its financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”. The ASU sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently assessing the impact of the adoption of this ASU on its consolidated financial statements.

In March 2017, the FASB issued SU 2017-08, “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20)—Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018 and is not expected to have a significant impact on our financial statements.